Short-Term Bank Deposit	6 Months Ended
Jun. 30, 2018
Short-Term Bank Deposit [Abstract]
SHORT-TERM BANK DEPOSIT	NOTE 5: - SHORT-TERM BANK DEPOSIT
	Interest rate
Currency	%	Deposit amount	Maturity date
As of June 30, 2018

U.S. dollars	2.28	$40,000	December 27, 2018